UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-4757

                        SMITH BARNEY SECTOR SERIES INC.
               (Exact name of registrant as specified in charter)

                      125 Broad Street, New York, NY 10004
               (Address of principal executive offices) (Zip code)

                            Robert I. Frenkel, Esq.
                        Smith Barney Fund Management LLC
                            300 First Stamford Place
                               Stamford, CT 06902
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 451-2010

                   Date of fiscal year end:  OCTOBER 31
                   Date of reporting period: OCTOBER 31, 2003

ITEM 1.  REPORT TO STOCKHOLDERS.

         The ANNUAL Report to Stockholders is filed herewith.


                                  SMITH BARNEY
                               SECTOR SERIES INC.
                                  SMITH BARNEY
                             FINANCIAL SERVICES FUND

               RESEARCH SERIES | ANNUAL REPORT | OCTOBER 31, 2003




                        [SMITH BARNEY MUTUAL FUNDS LOGO]


 YOUR SERIOUS MONEY. PROFESSIONALLY MANAGED.(R) is a registered service mark of
                         Citigroup Global Markets Inc.


           NOT FDIC INSURED  o  NOT BANK GUARANTEED  o  MAY LOSE VALUE

--------------------
SMITH BARNEY FUND
MANAGEMENT LLC
--------------------

Smith Barney Fund Management LLC is the investment manager to the fund. Citigroup Asset Management Ltd. is the subadviser. The fund's management team follows a systematic and rigorous approach designed to provide appropriate exposure to the market sector.

--------------------
FUND OBJECTIVE*
--------------------

The fund seeks long-term capital appreciation by investing primarily in common stocks. The fund invests at least 80% of its assets in securities of companies principally engaged in providing financial services to consumers and industries. These companies may include, for example, commercial banks, savings and loan associations, broker-dealers, investment banks, investment advisers, insurance companies, real estate-related companies, leasing companies, and consumer and industrial finance companies.

--------------------
FUND FACTS
--------------------

FUND INCEPTION
--------------------
February 28, 2000


* Since the fund focuses its investments on companies involved in financial services, an investment in the fund may involve a greater degree of risk than an investment in other mutual funds with greater diversification.


[GRAPHIC] Research Series

Annual Report  o  October 31, 2003

SMITH BARNEY
FINANCIAL SERVICES FUND


WHAT'S INSIDE

LETTER FROM THE CHAIRMAN ....................................................  1
MANAGER OVERVIEW ............................................................  2
FUND PERFORMANCE ............................................................  4
HISTORICAL PERFORMANCE ......................................................  5
SCHEDULE OF INVESTMENTS .....................................................  6
STATEMENT OF ASSETS AND LIABILITIES .........................................  8
STATEMENT OF OPERATIONS .....................................................  9
STATEMENTS OF CHANGES IN NET ASSETS ......................................... 10
NOTES TO FINANCIAL STATEMENTS ............................................... 11
FINANCIAL HIGHLIGHTS ........................................................ 16
TAX INFORMATION ............................................................. 17
INDEPENDENT AUDITORS' REPORT ................................................ 18
ADDITIONAL INFORMATION ...................................................... 19

--------------------------------------------------------------------------------
                            LETTER FROM THE CHAIRMAN
--------------------------------------------------------------------------------


                                                       [PHOTO OF R. JAY GERKEN]

                                                       R. JAY GERKEN, CFA

                                                       CHAIRMAN, PRESIDENT AND
                                                       CHIEF EXECUTIVE OFFICER

DEAR SHAREHOLDER,

We are pleased to present the annual report for Smith Barney Financial Services Fund. After a torturous three-year bear market, the U.S. stock market has rallied strongly so far in 2003 as geopolitical uncertainties eased and investors began to look forward to better economic times. The recent performance of the U.S. economy has supported an improvement in investor sentiment and corporate earnings.

SPECIAL SHAREHOLDER NOTICES

It is with great sadness that we bring to your attention the passing of Alfred
J. Bianchetti, Director Emeritus, and James J. Crisona, Director Emeritus, of the fund. Messrs. Bianchetti and Crisona, who both passed away on September 4th, lived accomplished lives to the ages of 80 and 97, respectively. We will sorely miss their presence and will remember the dedicated service they provided to the fund's shareholders through their outstanding contributions as long-term members of the Board.

The Board of Directors of the Smith Barney Sector Services, Inc. on behalf of the fund has approved the transfer and assignment of the sub-advisory agreements from Citi Fund Management, Inc. ("CFM") to Citigroup Asset Management Limited ("CAM Ltd.") effective August 1, 2003. The current CFM managers will continue to manage the fund's portfolio through CAM Ltd. CAM Ltd. and CFM are both affiliates of the fund's current manager Smith Barney Fund Management LLC ("SBFM"). CAM Ltd. and SBFM are subsidiaries of Citigroup Inc. CAM Ltd. is located at Citigroup Centre, Canada Square, Canary Wharf, London E14 5LB, United Kingdom.

If you have any questions about recent economic events or investing in a recovering economy, we urge you to talk with your financial adviser. As always, we thank you for entrusting your assets to us, and we look forward to helping you continue to meet your financial goals. Please read on to learn more about your fund's performance and the Manager's strategy.

Sincerely,


/s/ R. Jay Gerken

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

NOVEMBER 19, 2003



             1  SMITH BARNEY SECTOR SERIES INC. | 2003 Annual Report

--------------------------------------------------------------------------------
                                MANAGER OVERVIEW
--------------------------------------------------------------------------------


PERFORMANCE REVIEW

For the 12 months ended October 31, 2003, Class A shares of the Smith Barney Financial Services Fund, excluding sales charges, returned 21.33%. These shares performed worse than the fund's unmanaged benchmark the Goldman Sachs Financials Index,(i) which returned 24.96% for the same period. They also underperformed the average of the fund's Lipper peer group of financial services funds, which returned 25.65% for the same period.(1) We attribute the fund's underperformance to relative weakness among its thrifts and mortgage finance holdings.

MARKET OVERVIEW

The financial services sector generally declined during the first half of the fund's fiscal year, which began in November 2002, reaching a low point in March 2003 as persistent economic weakness and the build-up to the war in Iraq took their toll on stock prices. However, the sector and the broader market recovered strongly over the balance of the year, as investor sentiment improved against a backdrop of low global interest rates, the quick resolution of major combat operations in Iraq and signs of a more sustainable economic recovery in the U.S., Japan and elsewhere. Over the year, the financials sector's greatest gains were concentrated primarily in the capital markets and real estate sub-sectors. Laggards included the insurance area.

The stock market over the past year has been focused on recovery prospects for corporate profits. Companies in the capital markets and consumer finance areas -- many of which have suffered from weak financial positions or have operated in a relatively depressed business environment -- tended to rebound more strongly than others, because their operations benefited more from the general market recovery and declining rate of defaults on consumer credit. In general, despite attractive valuations and sound finances, stocks of higher quality, blue-chip companies did not rally as strongly as smaller and more speculative stocks, which were more leveraged to improving economic conditions.

                              PERFORMANCE SNAPSHOT
                             AS OF OCTOBER 31, 2003
                            (EXCLUDING SALES CHARGES)
--------------------------------------------------------------------------------
 CLASS A SHARES
--------------------------------------------------------------------------------
 6 Months                                                                 16.43%
--------------------------------------------------------------------------------
 12 Months                                                                21.33%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 GOLDMAN SACHS FINANCIALS INDEX
--------------------------------------------------------------------------------
 6 Months                                                                 18.74%
--------------------------------------------------------------------------------
 12 Months                                                                24.96%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 AVERAGE OF LIPPER FINANCIAL SERVICES FUNDS
--------------------------------------------------------------------------------
 6 Months                                                                 19.78%
--------------------------------------------------------------------------------
 12 Months                                                                25.65%
--------------------------------------------------------------------------------

Class A share returns assume the reinvestment of income dividends and capital gains distributions at net asset value and the deduction of all fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on fund distributions. Results for other share classes may vary.

The Goldman Sachs Financial Services Index is an unmanaged market-value weighted index comprised of companies in the banking services, brokerage, asset management, insurance and real estate industries. Please note that an investor cannot invest directly in an index.

Lipper Inc. is a major independent mutual-fund tracking organization. Returns are based on the period ended October 31, 2003, calculated among 116 funds for the six-month period and among 115 funds for the 12-month period, in the fund's Lipper peer group including the reinvestment of dividends and capital gains and excluding sales charges.

ALL FIGURES REPRESENT PAST PERFORMANCE AND ARE NOT A GUARANTEE OF FUTURE RESULTS. Principal value and investment returns will fluctuate and investors' shares, when redeemed may be worth more or less than their original cost.


(1) Lipper Inc. is a major independent mutual-fund tracking organization. Returns are based on the period ended October 31, 2003, calculated among 115 funds for the 12-month period, in the fund's Lipper financial services funds category including the reinvestment of dividends and capital gains and excluding sales charges.



             2  SMITH BARNEY SECTOR SERIES INC. | 2003 Annual Report

FUND OVERVIEW

Our investment approach seeks to add value relative to the fund's benchmark from our stock selection strategy rather than through industry or thematic allocations. In the improving market environment, we continued to focus on companies that our analysis suggests are most attractive within their sub-sectors. This analysis employs a long-term valuation framework that seeks to project earnings and dividends several years into the future. While this approach historically has produced strong results, it proved less effective in an environment in which investors were focused primarily on short-term recovery prospects.

Our fundamental valuation methodology led to particularly disappointing stock selections in the mortgage finance industry. FREDDIE MAC and FANNIE MAE underperformed the averages amid uncertainty surrounding the restatement of prior-year financial results, accounting errors, changes in senior management and regulatory investigations. We continue to hold Freddie Mac and Fannie Mae in anticipation of a resolution of these issues, which we believe will cause investors' attention to return to the more fundamental strengths of attractive valuations in a competitively advantaged, stable and high-return business. The fund's relatively light exposure to the real estate and diversified financials segments also detracted from its relative performance.

On the other hand, the fund benefited from its overweighted position in consumer finance companies, such as CAPITAL ONE FINANCIAL CORP., which has since been eliminated from the fund, and AMERICAN EXPRESS CO., which has been retained. J.P. MORGAN CHASE & CO. contributed strongly to performance as the capital markets segment recovered, and we sold our position after realizing gains. FRANKLIN RESOURCES, INC. and STATE STREET CORP. also contributed positively, and these holdings have been retained because we see potential for further gains. Results from our security selection strategy in the commercial banks area was aided by strong performance from ZIONS BANCORP. and FIFTH THIRD BANCORP, but the sub-sector's relative performance was hurt by not owning FLEETBOSTON FINANCIAL CORP.

ADDITIONAL INFORMATION ABOUT YOUR FUND

The Fund's Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

Thank you for your investment in the Smith Barney Financial Services Fund. We appreciate that you have entrusted us to manage your money and we value our relationship with you.

Sincerely,

The Portfolio Management Team
Citigroup Asset Management, Limited.

NOVEMBER 19, 2003


     The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

     Portfolio holdings and breakdowns are as of October 31, 2003 and are subject to change. Please refer to pages 6 through 7 for a list and percentage breakdown of the fund's holdings.

(i) The Goldman Sachs Financial Services Index is an unmanaged market-value weighted index comprised of companies in the banking services, brokerage, asset management, insurance and real estate industries. Please note that an investor cannot invest directly in an index.

     The fund's top ten holdings as of October 31, 2003 were: Wells Fargo & Co. (6.44%); Berkshire Hathaway Inc., Class A Shares (6.11%); Bank of America Corp. (5.31%); American International Group, Inc. (5.08%); American Express Co. (4.82%); Fannie Mae (4.65%); The Goldman Sachs Group, Inc. (3.87%); Freddie Mac (3.57%); Morgan Stanley (3.39%); Washington Mutual, Inc. (3.11%).



             3  SMITH BARNEY SECTOR SERIES INC. | 2003 Annual Report

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS+ (UNAUDITED)
--------------------------------------------------------------------------------
                                              WITHOUT SALES CHARGES(1)
                                ------------------------------------------------
                                    CLASS A           CLASS B          CLASS L
--------------------------------------------------------------------------------
Twelve Months Ended 10/31/03         21.33%            20.39%           20.48%
--------------------------------------------------------------------------------
Inception* through 10/31/03          10.50              9.67             9.69
--------------------------------------------------------------------------------

                                               WITH SALES CHARGES(2)
                                ------------------------------------------------
                                    CLASS A           CLASS B          CLASS L
--------------------------------------------------------------------------------
Twelve Months Ended 10/31/03         15.23%            15.39%           18.32%
--------------------------------------------------------------------------------
Inception* through 10/31/03           8.97              9.24             9.38
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CUMULATIVE TOTAL RETURNS+ (UNAUDITED)
--------------------------------------------------------------------------------
                                                      WITHOUT SALES CHARGES(1)
--------------------------------------------------------------------------------
Class A (Inception* through 10/31/03)                          44.34%
--------------------------------------------------------------------------------
Class B (Inception* through 10/31/03)                          40.38
--------------------------------------------------------------------------------
Class L (Inception* through 10/31/03)                          40.45
--------------------------------------------------------------------------------

(1) ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY, AT NET ASSET VALUE AND DOES NOT REFLECT THE DEDUCTION OF THE
     APPLICABLE SALES CHARGES WITH RESPECT TO CLASS A AND L SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES ("CDSC") WITH RESPECT TO CLASS B AND L SHARES.

(2) ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY, AT NET ASSET VALUE. IN ADDITION, CLASS A AND L SHARES REFLECT THE
     DEDUCTION OF THE MAXIMUM INITIAL SALES CHARGES OF 5.00% AND 1.00%, RESPECTIVELY; CLASS B SHARES REFLECT THE DEDUCTION OF A 5.00% CDSC, WHICH APPLIES IF SHARES ARE REDEEMED WITHIN ONE YEAR FROM PURCHASE PAYMENT. THEREAFTER, THE CDSC DECLINES BY 1.00% PER YEAR UNTIL NO CDSC CHARGE IS INCURRED. CLASS L SHARES ALSO REFLECT THE DEDUCTION OF A 1.00% CDSC, WHICH APPLIES IF SHARES ARE REDEEMED WITHIN ONE YEAR FROM PURCHASE PAYMENT.

*    INCEPTION DATES FOR CLASS A, B AND L SHARES IS FEBRUARY 28, 2000.

+ THE RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION SHARES OF FUND SHARES. PERFORMANCE FIGURES MAY REFLECT FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. IN THE ABSENCE OF FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS, THE TOTAL RETURN WOULD BE REDUCED.





            4  SMITH BARNEY SECTOR SERIES INC. | 2003 Annual Report

--------------------------------------------------------------------------------
HISTORICAL PERFORMANCE (UNAUDITED)
--------------------------------------------------------------------------------

VALUE OF $10,000 INVESTED IN CLASS A, B AND L SHARES OF THE
SMITH BARNEY FINANCIAL SERVICES FUND VS. GOLDMAN SACHS FINANCIALS INDEX+
--------------------------------------------------------------------------------
                         FEBRUARY 2000 -- OCTOBER 2003


          [DATA BELOW REPRESENTS A LINE CHART IN THE ORIGINAL PIECE.]

                 SMITH BARNEY         SMITH BARNEY         SMITH BARNEY
              FINANCIAL SERVICES   FINANCIAL SERVICES   FINANCIAL SERVICES
                    FUND--               FUND--               FUND--          GOLDMAN SACHS
                CLASS A SHARES       CLASS B SHARES       CLASS L SHARES     FINANCIAL INDEX
              ------------------   ------------------   ------------------   ---------------
2/28/00              9500               10000                  9896               10000
10/31/00            13242               13868                 13724               13919
10/31/01            11940               12406                 12276               12555
10/31/02            11301               11660                 11537               12425
10/31/03            13712               13838                 13899               15526

+ Hypothetical illustration of $10,000 invested in Class A, B and L shares at inception on February 28, 2000, assuming deduction of the maximum 5.00% and 1.00% sales charges at the time of investment for Class A and L shares, respectively; and the deduction of the maximum 5.00% CDSC for Class B shares. It also assumes reinvestment of dividends and capital gains, if any, at net asset value through October 31, 2003. The Goldman Sachs Financials Index is comprised of companies in the banking services, brokerage, asset management, insurance and real estate industries. The Index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

     ALL FIGURES REPRESENT PAST PERFORMANCE AND ARE NOT A GUARANTEE OF FUTURE RESULTS. The performance data represents past performance including the investment return and principal value of an investment, which will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.



            5  SMITH BARNEY SECTOR SERIES INC. | 2003 Annual Report

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS                                         OCTOBER 31, 2003
--------------------------------------------------------------------------------

        SHARES                    SECURITY                             VALUE
--------------------------------------------------------------------------------
COMMON STOCK -- 99.8%
BANKS -- 36.5%
         28,990     AmSouth Bancorp.                               $    684,744
         48,185     Bank of America Corp.                             3,649,050
         22,156     Bank of Montreal                                    829,521
         35,267     Bank One Corp.                                    1,497,084
         17,202     Canadian Imperial Bank of Commerce                  771,854
          8,047     Comerica Inc.                                       414,260
         22,800     Fifth Third Bancorp                               1,321,488
         10,442     HSBC Holdings PLC, ADR                              783,881
         27,140     Huntington Bancshares Inc.                          587,852
          8,560     M&T Bank Corp.                                      803,784
         17,150     Marshall & Ilsley Corp.                             614,313
         17,809     Regions Financial Corp.                             654,481
         24,690     Royal Bank of Canada                              1,189,564
         22,698     SouthTrust Corp.                                    722,931
         21,181     The Toronto-Dominion Bank                           705,115
         46,000     U.S. Bancorp                                      1,252,120
         14,383     UnionBancal Corp.                                   779,127
         48,867     Washington Mutual, Inc.                           2,137,931
         78,593     Wells Fargo & Co.                                 4,426,358
         21,163     Zions Bancorp.                                    1,297,080
--------------------------------------------------------------------------------
                                                                     25,122,538
--------------------------------------------------------------------------------

COMMERCIAL SERVICES AND SUPPLIES -- 0.7%
         10,740     H&R Block, Inc.                                     505,747
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIALS -- 34.2%
         21,300     Alliance Capital Management Holding L.P.            715,041
         70,547     American Express Co.                              3,310,771
         15,336     The Bank of New York Co., Inc.                      478,330
          9,263     The Bear Stearns Cos., Inc.                         706,304
         44,613     Fannie Mae                                        3,198,306
         38,389     Franklin Resources, Inc.                          1,820,406
         43,691     Freddie Mac                                       2,452,376
         28,357     The Goldman Sachs Group, Inc.                     2,662,722
         44,808     J.P. Morgan Chase & Co.                           1,608,607
         10,062     Lehman Brothers Holdings Inc.                       724,464
         53,000     MBNA Corp.                                        1,311,750
         24,019     Mellon Financial Corp.                              717,448
         42,406     Morgan Stanley                                    2,326,817
         27,724     State Street Corp.                                1,451,629
--------------------------------------------------------------------------------
                                                                     23,484,971
--------------------------------------------------------------------------------






                       SEE NOTES TO FINANCIAL STATEMENTS.

            6  SMITH BARNEY SECTOR SERIES INC. | 2003 Annual Report

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)                             OCTOBER 31, 2003
--------------------------------------------------------------------------------

        SHARES                    SECURITY                             VALUE
--------------------------------------------------------------------------------
INSURANCE -- 26.2%
         34,580     AFLAC Inc.                                      $ 1,261,478
         24,614     The Allstate Corp.                                  972,253
         57,338     American International Group, Inc.                3,487,871
             54     Berkshire Hathaway Inc., Class A Shares*          4,201,740
          9,160     The Chubb Corp.                                     611,980
         11,836     Cincinnati Financial Corp.                          484,329
          9,096     The Hartford Financial Services Group, Inc.         499,370
          9,945     Jefferson-Pilot Corp.                               474,774
         20,621     Lincoln National Corp.                              823,397
         19,616     Marsh & McLennan Cos., Inc.                         838,584
          8,631     MBIA Inc.                                           514,494
          7,094     MGIC Investment Corp.                               363,993
         45,900     Nationwide Financial Services, Inc.               1,559,223
         12,400     The Progressive Corp.                               915,120
         12,302     Protective Life Corp.                               399,446
          8,665     XL Capital Ltd.                                     602,217
--------------------------------------------------------------------------------
                                                                     18,010,269
--------------------------------------------------------------------------------

REAL ESTATE -- 2.2%
         12,600     Archstone-Smith Trust                               336,420
         12,700     Equity Office Properties Trust                      355,727
          8,200     Health Care Property Investors, Inc.                382,366
          9,300     Simon Property Group, Inc.                          419,244
--------------------------------------------------------------------------------
                                                                      1,493,757
--------------------------------------------------------------------------------

                    TOTAL COMMON STOCK
                    (Cost -- $61,215,961)                            68,617,282
--------------------------------------------------------------------------------

         FACE
        AMOUNT                         SECURITY                        VALUE
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 0.2%
       $117,000     State Street Bank and Trust Co., 0.940%
                      due 11/3/03; Proceeds at maturity -- $117,009;
                      (Fully collateralized by Federal Home Loan
                      Bank Notes, 1.250% due 7/2/04; Market value --
                      $120,583) (Cost -- $117,000)                      117,000
--------------------------------------------------------------------------------

                    TOTAL INVESTMENTS -- 100.0%
                    (Cost -- $61,332,961**)                         $68,734,282
--------------------------------------------------------------------------------

  * NON-INCOME PRODUCING SECURITY.
 ** AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $61,808,677.

    Abbreviation used in this schedule:
    -----------------------------------
    ADR -- American Depositary Receipt





                       SEE NOTES TO FINANCIAL STATEMENTS.

            7  SMITH BARNEY SECTOR SERIES INC. | 2003 Annual Report

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                             OCTOBER 31, 2003
--------------------------------------------------------------------------------

ASSETS:
     Investments, at value (Cost -- $61,332,961)                   $ 68,734,282
     Cash                                                                    10
     Dividends and interest receivable                                   92,559
     Receivable for Fund shares sold                                     65,375
--------------------------------------------------------------------------------
     TOTAL ASSETS                                                    68,892,226
--------------------------------------------------------------------------------

LIABILITIES:
     Management fee payable                                              47,022
     Payable for Fund shares reacquired                                  23,423
     Distribution plan fees payable                                      23,108
     Accrued expenses                                                    77,956
--------------------------------------------------------------------------------
     TOTAL LIABILITIES                                                  171,509
--------------------------------------------------------------------------------
TOTAL NET ASSETS                                                   $ 68,720,717
--------------------------------------------------------------------------------

NET ASSETS:
     Par value of capital shares                                   $      4,732
     Capital paid in excess of par value                             64,912,285
     Undistributed net investment income                                180,332
     Accumulated net realized loss from investment transactions      (3,778,056)
     Net unrealized appreciation of investments and foreign
       currencies                                                     7,401,424
--------------------------------------------------------------------------------
TOTAL NET ASSETS                                                   $ 68,720,717
--------------------------------------------------------------------------------

SHARES OUTSTANDING:
     Class A                                                          1,115,885
     ---------------------------------------------------------------------------
     Class B                                                          2,189,376
     ---------------------------------------------------------------------------
     Class L                                                          1,426,666
     ---------------------------------------------------------------------------

NET ASSET VALUE:
     Class A (and redemption price)                                      $14.81
     ---------------------------------------------------------------------------
     Class B *                                                           $14.43
     ---------------------------------------------------------------------------
     Class L *                                                           $14.44
     ---------------------------------------------------------------------------

MAXIMUM PUBLIC OFFERING PRICE PER SHARE:
     Class A (net asset value plus 5.26% of net asset value per share)   $15.59
     ---------------------------------------------------------------------------
     Class L (net asset value plus 1.01% of net asset value per share)   $14.59
--------------------------------------------------------------------------------

* REDEMPTION PRICE IS NAV OF CLASS B AND L SHARES REDUCED BY A 5.00% AND 1.00% CDSC, RESPECTIVELY, IF SHARES ARE REDEEMED WITHIN ONE YEAR FROM PURCHASE PAYMENT (SEE NOTE 2).




                       SEE NOTES TO FINANCIAL STATEMENTS.

             8  SMITH BARNEY SECTOR SERIES INC. | 2003 Annual Report

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS                      FOR THE YEAR ENDED OCTOBER 31, 2003
--------------------------------------------------------------------------------

INVESTMENT INCOME:
     Dividends                                                      $ 1,409,116
     Interest                                                             3,058
     Less: Foreign withholding tax                                      (17,201)
--------------------------------------------------------------------------------
     TOTAL INVESTMENT INCOME                                          1,394,973
--------------------------------------------------------------------------------

EXPENSES:
     Distribution plan fees (Note 6)                                    528,796
     Management fee (Note 2)                                            512,889
     Shareholder servicing fees (Note 6)                                 98,308
     Audit and legal                                                     27,758
     Custody                                                             19,080
     Directors' fees                                                     13,051
     Registration fees                                                    5,427
     Other                                                                5,910
--------------------------------------------------------------------------------
     TOTAL EXPENSES                                                   1,211,219
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                   183,754
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCIES (NOTE 3):
     Realized Gain (Loss) From:
        Investment transactions                                      (3,191,303)
        Foreign currency transactions                                       900
--------------------------------------------------------------------------------
     NET REALIZED LOSS                                               (3,190,403)
--------------------------------------------------------------------------------

     Change in Net Unrealized Appreciation (Depreciation) of
       Investments:
        Beginning of year                                            (7,766,245)
        End of year                                                   7,401,424
--------------------------------------------------------------------------------
     INCREASE IN NET UNREALIZED APPRECIATION                         15,167,669
--------------------------------------------------------------------------------
NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES                       11,977,266
--------------------------------------------------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS                              $12,161,020
--------------------------------------------------------------------------------




                       SEE NOTES TO FINANCIAL STATEMENTS.

            9  SMITH BARNEY SECTOR SERIES INC. | 2003 Annual Report

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS              FOR THE YEARS ENDED OCTOBER 31,
--------------------------------------------------------------------------------

                                                                              2003                2002
----------------------------------------------------------------------------------------------------------
OPERATIONS:
     Net investment income (loss)                                         $   183,754         $  (205,916)
     Net realized gain (loss)                                              (3,190,403)          1,101,240
     Increase (decrease) in net unrealized appreciation                    15,167,669          (5,088,640)
----------------------------------------------------------------------------------------------------------
     INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                     12,161,020          (4,193,316)
----------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 7):
     Net realized gains                                                    (1,303,919)         (4,375,419)
----------------------------------------------------------------------------------------------------------
     DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS             (1,303,919)         (4,375,419)
----------------------------------------------------------------------------------------------------------

FUND SHARE TRANSACTIONS (NOTE 8):
     Net proceeds from sale of shares                                       6,357,450          16,096,034
     Net asset value of shares issued for reinvestment of dividends         1,234,602           4,157,273
     Cost of shares reacquired                                            (14,924,847)        (25,373,865)
----------------------------------------------------------------------------------------------------------
     DECREASE IN NET ASSETS FROM FUND SHARE TRANSACTIONS                   (7,332,795)         (5,120,558)
----------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS                                           3,524,306         (13,689,293)

NET ASSETS:
     Beginning of year                                                     65,196,411          78,885,704
----------------------------------------------------------------------------------------------------------
     END OF YEAR*                                                         $68,720,717         $65,196,411
----------------------------------------------------------------------------------------------------------
*  Includes undistributed net investment income of:                          $180,332                  --
----------------------------------------------------------------------------------------------------------
*  Includes accumulated net investment loss of:                                    --             $(4,214)
----------------------------------------------------------------------------------------------------------









                       SEE NOTES TO FINANCIAL STATEMENTS.

           10  SMITH BARNEY SECTOR SERIES INC. | 2003 Annual Report

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. Significant Accounting Policies

The Smith Barney Financial Services Fund ("Fund"), a separate investment fund of the Smith Barney Sector Series Inc. ("Company"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Company consists of this Fund and two other separate investment funds: Smith Barney Health Sciences Fund and Smith Barney Technology Fund. The financial statements and financial highlights for the other funds are presented in separate shareholder reports.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices in the primary exchange on which they are traded; securities listed or traded on certain foreign exchanges or other markets whose operations are similar to the U.S. over-the-counter market (including securities listed on exchanges where the primary market is believed to be over-the-counter) and securities for which no sale was reported on that date are valued at the mean between the bid and asked prices; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities which are listed or traded on more than one exchange or market are valued at the quotations on the exchange or market determined to be the primary market for such securities; (c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Directors; (d) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value;
(e) the accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian; (f) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (g) dividend income is recorded on the ex-dividend date; foreign dividends are recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence; (h) dividends and distributions to shareholders are recorded on the ex-dividend date; the Fund distributes dividends and capital gains, if any, annually; (i) gains or losses on the sale of securities are calculated by using the specific identification method; (j) class specific expenses are charged to each class; management fees and general Fund expenses are allocated on the basis of relative net assets of each class or on another reasonable basis; (k) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. At October 31, 2003, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations.Net investment income, net realized gains and net assets were not affected by this adjustment; (l) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (m) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

In addition, the Fund may enter into forward exchange contracts in order to hedge against foreign currency risk. These contracts are marked-to-market daily, by recognizing the difference between the contract exchange rate and the current market rate as an unrealized gain or loss. Realized gains or losses are recognized when contracts are settled or offset by entering into



            11  SMITH BARNEY SECTOR SERIES INC. | 2003 Annual Report

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

another forward exchange contract. The Fund from time to time may also enter into options and/or futures contracts typically to hedge market or currency risk.

2. Management Agreement and Other Transactions

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager to the Fund. The Fund pays SBFM a management fee calculated at an annual rate of 0.80% of the Fund's average daily net assets. This fee is calculated daily and paid monthly. SBFM has delegated the daily management of the Fund to Citi Fund Management Inc. ("CFM"), an affiliate of SBFM. For services provided to the Fund, SBFM pays CFM a sub-advisory fee calculated at an annual rate of 0.50% of the Fund's average daily net assets. The Board of Directors of the Company, on behalf of the Fund, has approved the transfer and assignment of the sub-advisory agreement from CFM to Citigroup Asset Management Ltd. ("CAM Ltd."), effective August 1, 2003. The current CFM managers will continue to manage the Fund's portfolio through CAM Ltd.

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Fund's transfer agent. PFPC Inc. ("PFPC") and Primerica Shareholder Services ("PSS"), another subsidiary of Citigroup, act as the Fund's sub-transfer agents. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC and PSS are responsible for shareholder recordkeeping and financial processing for all shareholder accounts and are paid by CTB. For the year ended October 31, 2003, the Fund paid transfer agent fees of $64,969 to CTB.

Citigroup Global Markets Inc. ("CGM") (formerly known as Salomon Smith Barney Inc.) and PFS Distributors, Inc., both of which are subsidiaries of Citigroup, act as the Fund's distributors. For the year ended October 31, 2003, CGM and its affiliates did not receive any brokerage commissions.

There are maximum initial sales charges of 5.00% and 1.00% for Class A and L shares, respectively. There is a contingent deferred sales charge ("CDSC") of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase payment and declines thereafter by 1.00% per year until no CDSC is incurred. Class L shares also have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In addition, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the year ended October 31, 2003, CGM and its affiliates received sales charges of approximately $58,000 and $2,000 on sales of the Fund's Class A and L shares, respectively. In addition, for the year ended October 31, 2003, CDSCs paid to CGM and its affiliates were approximately $94,000 for Class B shares.

All officers and one Director of the Company are employees of Citigroup or its affiliates.

3. Investments

During the year ended  October 31, 2003,  the  aggregate  cost of purchases  and
proceeds  from  sales  of   investments   (including   maturities  of  long-term
investments, but excluding short-term investments) were as follows:

--------------------------------------------------------------------------------
Purchases                                                           $14,047,485
--------------------------------------------------------------------------------
Sales                                                                22,828,411
--------------------------------------------------------------------------------



           12   SMITH BARNEY SECTOR SERIES INC. | 2003 Annual Report

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

At  October  31,  2003,  the  aggregate  gross   unrealized   appreciation   and
depreciation of investments for Federal income tax purposes were as follows:

--------------------------------------------------------------------------------
Gross unrealized appreciation                                       $10,260,655
Gross unrealized depreciation                                        (3,335,050)
--------------------------------------------------------------------------------
Net unrealized appreciation                                         $ 6,925,605
--------------------------------------------------------------------------------


4. Repurchase Agreements

The Fund purchases (and the custodian takes possession of) U.S. government securities from securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day), at an agreed upon higher repurchase price. The Fund requires continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.


5. Concentration of Risk

The Fund normally invests at least 80% of its assets in financial services related investments. As a result of this concentration policy, the Fund's investments may be subject to greater risk and market fluctuation than a fund that invests in securities representing a broader range of investment alternatives.


6. Class Specific Expenses

Pursuant to a Rule 12b-1 Distribution Plan, the Fund pays a service fee with respect to Class A, B and L shares calculated at an annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to Class B and L shares calculated at an annual rate of 0.75% of the average daily net assets of each class, respectively. For the year ended October 31, 2003, total Rule 12b-1 Distribution Plan fees, which are accrued daily and paid monthly, were as follows:

                                                 CLASS A     CLASS B    CLASS L
--------------------------------------------------------------------------------
Rule 12b-1 Distribution Plan Fees                $37,438    $292,277    $199,081
--------------------------------------------------------------------------------

For the year ended October 31, 2003, total Shareholder Servicing fees were as follows:

                                                 CLASS A     CLASS B    CLASS L
--------------------------------------------------------------------------------
Shareholder Servicing Fees                       $23,016    $ 44,840    $ 30,452
--------------------------------------------------------------------------------


7. Distributions Paid to Shareholders by Class

                                              YEAR ENDED           YEAR ENDED
                                           OCTOBER 31, 2003     OCTOBER 31, 2002
--------------------------------------------------------------------------------
NET REALIZED GAINS
Class A                                       $  291,292           $  892,781
Class B                                          587,336            1,885,444
Class L                                          425,291            1,597,194
--------------------------------------------------------------------------------
Total                                         $1,303,919           $4,375,419
--------------------------------------------------------------------------------



            13  SMITH BARNEY SECTOR SERIES INC. | 2003 Annual Report

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

8. Capital Shares

At October 31, 2003, the Fund had 400 million shares of capital stock authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

                                             YEAR ENDED                       YEAR ENDED
                                          OCTOBER 31, 2003                  OCTOBER 31, 2002
                                     -------------------------         --------------------------
                                      SHARES        AMOUNT               SHARES        AMOUNT
-------------------------------------------------------------------------------------------------
CLASS A
Shares sold                           193,058     $ 2,484,197            505,631     $ 7,118,929
Shares issued on reinvestment          22,918         273,645             60,450         855,366
Shares reacquired                    (312,740)     (4,042,964)          (511,025)     (6,967,973)
-------------------------------------------------------------------------------------------------
Net Increase (Decrease)               (96,764)    $(1,285,122)            55,056     $ 1,006,322
-------------------------------------------------------------------------------------------------

CLASS B
Shares sold                           264,664     $ 3,299,291            446,749     $ 6,176,589
Shares issued on reinvestment          47,116         552,196            126,216       1,765,764
Shares reacquired                    (486,621)     (6,121,078)          (659,117)     (8,826,580)
-------------------------------------------------------------------------------------------------
Net Decrease                         (174,841)    $(2,269,591)           (86,152)    $  (884,227)
-------------------------------------------------------------------------------------------------

CLASS L
Shares sold                            45,324     $   573,962            197,150     $ 2,800,516
Shares issued on reinvestment          34,877         408,761            109,803       1,536,143
Shares reacquired                    (382,238)     (4,760,805)          (703,438)     (9,579,312)
-------------------------------------------------------------------------------------------------
Net Decrease                         (302,037)    $(3,778,082)          (396,485)    $(5,242,653)
-------------------------------------------------------------------------------------------------


9. Capital Loss Carryforward

At October 31, 2003, the Fund had, for Federal income tax purposes, approximately $3,302,000 of unused capital loss carryforwards available to offset future capital gains, expiring on October 31, 2011. To the extent that these carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed.


10. Income Tax Information and Distributions to Shareholders

At October 31, 2003, the tax basis components of distributable earnings were:

--------------------------------------------------------------------------------
Undistributed ordinary income                                        $  182,674
--------------------------------------------------------------------------------
Accumulated capital losses                                           (3,302,340)
--------------------------------------------------------------------------------
Unrealized appreciation                                               6,925,708
--------------------------------------------------------------------------------

The difference between book basis and tax basis unrealized appreciation is attributable primarily to wash sales loss deferrals.

The tax character of distributions paid during the year ended October 31, 2003 was:

--------------------------------------------------------------------------------
Ordinary income                                                      $      108
Long-term capital gains                                               1,303,811
--------------------------------------------------------------------------------
Total                                                                $1,303,919
--------------------------------------------------------------------------------



            14  SMITH BARNEY SECTOR SERIES INC. | 2003 Annual Report

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

11. Subsequent Event

The Fund has received the following information from Citigroup Asset Management ("CAM"), the Citigroup business unit which includes the Fund's Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the "Revenue Guarantee Agreement"). In connection with the subsequent purchase of the sub-contractor's business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

The Boards of CAM-managed funds (the "Boards") were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent arrangements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

CAM has begun to take corrective actions. CAM will pay to the applicable funds $16 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.







            15  SMITH BARNEY SECTOR SERIES INC. | 2003 Annual Report

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

FOR A SHARE OF EACH CLASS OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31, UNLESS OTHERWISE NOTED:

CLASS A SHARES                                      2003(1)          2002(1)            2001            2000(2)
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                 $ 12.46          $ 13.87           $ 15.89          $ 11.40
------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
   Net investment income(3)                           0.11             0.05              0.06             0.05
   Net realized and unrealized gain (loss)            2.49            (0.70)            (1.55)            4.44
------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                   2.60            (0.65)            (1.49)            4.49
------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income                                --               --             (0.06)              --
   Net realized gains                                (0.25)           (0.76)            (0.47)              --
------------------------------------------------------------------------------------------------------------------
Total Distributions                                  (0.25)           (0.76)            (0.53)              --
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                       $ 14.81          $ 12.46           $ 13.87          $ 15.89
------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(4)                                      21.33%           (5.35)%           (9.83)%          39.39%++
------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000s)                     $16,524          $15,105           $16,050          $14,276
------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
   Expenses(3)(5)                                     1.31%            1.49%             1.50%            1.51%+
   Net investment income                              0.86             0.35              0.39             0.69+
------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                 22%              20%               42%              26%
------------------------------------------------------------------------------------------------------------------

CLASS B SHARES                                      2003(1)          2002(1)            2001            2000(2)
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                 $ 12.24          $ 13.73           $ 15.81          $ 11.40
------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
------------------------------------------------------------------------------------------------------------------
   Net investment gain (loss)(3)                      0.01            (0.06)            (0.05)           (0.01)
   Net realized and unrealized gain (loss)            2.43            (0.67)            (1.55)            4.42
------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                   2.44            (0.73)            (1.60)            4.41
------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income                                --               --             (0.01)              --
   Net realized gains                                (0.25)           (0.76)            (0.47)              --
------------------------------------------------------------------------------------------------------------------
Total Distributions                                  (0.25)           (0.76)            (0.48)              --
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                       $ 14.43          $ 12.24           $ 13.73          $ 15.81
------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(4)                                      20.39%           (6.02)%          (10.54)%          38.68%++
------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000s)                     $31,602          $28,933           $33,649          $28,696
------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
   Expenses(3)(5)                                     2.06%            2.24%             2.25%            2.26%+
   Net investment income (loss)                       0.11            (0.40)            (0.36)           (0.07)+
------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                 22%              20%               42%              26%
------------------------------------------------------------------------------------------------------------------

(1) PER SHARE AMOUNTS HAVE BEEN CALCULATED USING THE MONTHLY AVERAGE SHARES METHOD.

(2)  FOR THE PERIOD FEBRUARY 28, 2000 (INCEPTION DATE) TO OCTOBER 31, 2000.

(3) THE MANAGER WAIVED ALL OR A PORTION OF ITS FEES AND/OR REIMBURSED EXPENSES FOR THE YEAR ENDED OCTOBER 31, 2001 AND THE PERIOD ENDED OCTOBER 31, 2000. IF SUCH FEES WERE NOT WAIVED AND EXPENSES NOT REIMBURSED, THE PER SHARE DECREASES TO NET INVESTMENT INCOME AND THE ACTUAL EXPENSE RATIOS WOULD HAVE BEEN AS FOLLOWS:

                           Per Share Decreases       Expense Ratios Without Fee
                         to Net Investment Income     Waivers and Reimbursements
                         ------------------------    ---------------------------
                           2001           2000          2001           2000
                           -----          -----         -----          -----
    Class A Shares        $0.01          $0.00*         1.53%          2.06%+
    Class B Shares         0.01           0.05          2.28           2.81+

(4) PERFORMANCE FIGURES MAY REFLECT FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. IN THE ABSENCE OF FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS, THE TOTAL RETURN WOULD BE REDUCED.

(5) AS A RESULT OF A VOLUNTARY EXPENSE LIMITATION, THE RATIO OF EXPENSES TO AVERAGE NET ASSETS WILL NOT EXCEED 1.50% AND 2.25% FOR CLASS A AND B SHARES, RESPECTIVELY.

*    AMOUNT REPRESENTS LESS THAN $0.01 PER SHARE.

++ TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.

+    ANNUALIZED.



           16  SMITH BARNEY SECTOR SERIES INC. | 2003 Annual Report

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

FOR A SHARE OF EACH CLASS OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31, UNLESS OTHERWISE NOTED:

CLASS L SHARES                                   2003(1)          2002(1)            2001            2000(2)
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR              $ 12.24          $ 13.73           $ 15.81          $ 11.40
--------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
   Net investment gain (loss)(3)                   0.01            (0.06)            (0.05)           (0.01)
   Net realized and unrealized gain (loss)         2.44            (0.67)            (1.55)            4.42
--------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                2.45            (0.73)            (1.60)            4.41
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income                             --               --             (0.01)              --
   Net realized gains                             (0.25)           (0.76)            (0.47)              --
--------------------------------------------------------------------------------------------------------------
Total Distributions                               (0.25)           (0.76)            (0.48)              --
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                    $ 14.44          $ 12.24           $ 13.73          $ 15.81
--------------------------------------------------------------------------------------------------------------
TOTAL RETURN(4)                                   20.48%           (6.02)%          (10.55)%          38.68%++
--------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000s)                  $20,595          $21,158           $29,187          $30,863
--------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
   Expenses(3)(5)                                  2.07%            2.24%             2.25%            2.26%+
   Net investment income (loss)                    0.11            (0.41)            (0.36)           (0.08)+
--------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                              22%              20%               42%              26%
--------------------------------------------------------------------------------------------------------------

(1) PER SHARE AMOUNTS HAVE BEEN CALCULATED USING THE MONTHLY AVERAGE SHARES METHOD.

(2)  FOR THE PERIOD FEBRUARY 28, 2000 (INCEPTION DATE) TO OCTOBER 31, 2000.

(3) THE MANAGER WAIVED ALL OR A PORTION OF ITS FEES AND/OR REIMBURSED EXPENSES FOR THE YEAR ENDED OCTOBER 31, 2001 AND THE PERIOD ENDED OCTOBER 31, 2000. IF SUCH FEES WERE NOT WAIVED AND EXPENSES NOT REIMBURSED, THE PER SHARE INCREASES TO NET INVESTMENT LOSS AND THE ACTUAL EXPENSE RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                                               Expense Ratios
                                Per Share Increases         Without Fee Waivers
                              to Net Investment Loss        and Reimbursements
                               ---------------------       ---------------------
                                 2001        2000             2001       2000
                                -----        -----            -----      -----
     Class L Shares             $0.01        $0.06            2.29%      2.81%+

(4) PERFORMANCE FIGURES MAY REFLECT FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. IN THE ABSENCE OF FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS, THE TOTAL RETURN WOULD BE REDUCED.

(5) AS A RESULT OF A VOLUNTARY EXPENSE LIMITATION, THE RATIO OF EXPENSES TO AVERAGE NET ASSETS WILL NOT EXCEED 2.25% FOR CLASS L SHARES.

++ TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.

+    ANNUALIZED.




--------------------------------------------------------------------------------
TAX INFORMATION (AUDITED)
--------------------------------------------------------------------------------

For Federal tax purposes the Fund hereby designates for the fiscal year ended October 31, 2003:

     o   A corporate dividends received deduction of 100.00%.

     o   Total long-term capital gain distributions paid of $1,303,811.





            17  SMITH BARNEY SECTOR SERIES INC. | 2003 Annual Report

--------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------


TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
OF THE SMITH BARNEY SECTOR SERIES INC.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Smith Barney Financial Services Fund of Smith Barney Sector Series Inc. ("Fund") as of October 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the three-year period then ended and for the period February 28, 2000 (commencement of operations) to October 31, 2000. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of October 31, 2003, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the three-year period then ended and for the period February 28, 2000 to October 31, 2000, in conformity with accounting principles generally accepted in the United States of America.


                                                /s/ KPMG LLP
New York, New York
December 10, 2003






           18  SMITH BARNEY SECTOR SERIES INC. | 2003 Annual Report

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

INFORMATION  ABOUT DIRECTORS AND OFFICERS

The business and affairs of the Smith Barney Financial Services Fund ("Fund") are managed under the direction of the Board of Directors of Smith Barney Sector Series Inc. ("Company"). Information pertaining to the Directors and Officers of the Company is set forth below. The Statement of Additional Information includes additional information about the Directors and is available without charge, upon request by calling the Fund's transfer agent (Citicorp Trust Bank, fsb. at 1-800-451-2010) or the Fund's sub-transfer agent (Primerica Shareholder Services at 1-800-544-5445).

                                                                                                     NUMBER OF
                                                                             PRINCIPAL             PORTFOLIOS IN        OTHER
                                      POSITION(S)    TERM OF OFFICE*       OCCUPATION(S)            FUND COMPLEX    DIRECTORSHIPS
                                          HELD        AND LENGTH OF         DURING PAST             OVERSEEN BY        HELD BY
 NAME, ADDRESS AND AGE                 WITH FUND       TIME SERVED           FIVE YEARS               DIRECTOR         DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------

NON-INTERESTED DIRECTORS:

Herbert Barg                           Director          Since        Retired                            42              None
1460 Drayton Lane                                        2000
Wynnewood, PA 19096
Age 80

Dwight B. Crane                        Director          Since        Professor, Harvard Business        49              None
Harvard Business School                                  2000         School
Soldiers Field
Morgan Hall #375
Boston, MA 02163
Age 66

Burt N. Dorsett                        Director          Since        President-- Dorsett McCabe         27              None
201 East 62nd Street                                     2000         Capital Management Inc.;
New York, NY 10021                                                    Chief Investment Officer of
Age 73                                                                Leeb Capital Management, Inc.
                                                                      (1999-Present)

Elliot S. Jaffe                        Director          Since        Chairman of                        27       Zweig Total Return
The Dress Barn Inc.                                      2000         The Dress Barn Inc.                         Fund; Zweig Fund,
Executive Office                                                                                                  Inc.
30 Dunnigan Drive
Suffern, NY 10901
Age 77

Stephen E. Kaufman                     Director          Since        Attorney                           56              None
Stephen E. Kaufman PC                                    2000
277 Park Avenue, 47th Floor
New York, NY 10172
Age 71

Joseph J. McCann                       Director          Since        Retired                            27              None
200 Oak Park Place                                       2000
Suite One
Pittsburgh, PA 15243
Age 73

Cornelius C. Rose, Jr.                 Director          Since        Chief Executive Officer--          27              None
P.O. Box 5388                                            2000         Performance Learning
West Lebanon, NH 03784                                                Systems
Age 71




           19  SMITH BARNEY SECTOR SERIES INC. | 2003 Annual Report

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                                                                                     NUMBER OF
                                                                             PRINCIPAL             PORTFOLIOS IN        OTHER
                                      POSITION(S)    TERM OF OFFICE*       OCCUPATION(S)            FUND COMPLEX    DIRECTORSHIPS
                                          HELD        AND LENGTH OF         DURING PAST             OVERSEEN BY        HELD BY
 NAME, ADDRESS AND AGE                 WITH FUND       TIME SERVED           FIVE YEARS               DIRECTOR         DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------

INTERESTED DIRECTOR:

R. Jay Gerken, CFA**                   Chairman,         Since        Managing Director of Citigroup     220             None
Citigroup Asset Management ("CAM")     President and     2002         Global Markets Inc. ("CGM");
399 Park Avenue, 4th Floor             Chief Executive                Chairman, President and Chief
New York, NY 10022                     Officer                        Executive Officer of Smith
Age 52                                                                Barney Fund Management LLC
                                                                      ("SBFM"), Travelers Investment
                                                                      Adviser, Inc. ("TIA") and Citi
                                                                      Fund Management Inc. ("CFM");
                                                                      President and Chief Executive
                                                                      Officer of certain mutual funds
                                                                      associated with Citigroup Inc.
                                                                      ("Citigroup"); Formerly
                                                                      Portfolio Manager of Smith
                                                                      Barney Allocation Series Inc.
                                                                      (from 1996-2001) and Smith
                                                                      Barney Growth and Income Fund
                                                                      (from 1996-2000)

OFFICERS:

Andrew B. Shoup***                     Senior Vice       Since        Director of CAM; Senior Vice       N/A             N/A
CAM                                    President and     2003         President and Chief
125 Broad Street, 10th Floor           Chief                          Administrative Officer of mutual
New York, NY 10004                     Administrative                 funds associated with Citigroup;
Age 47                                 Officer                        Head of International Funds
                                                                      Administration of CAM (from 2001
                                                                      to 2003); Director of Global
                                                                      Funds Administration of CAM
                                                                      (from 2000 to 2001); Head of
                                                                      U.S. Citibank Funds
                                                                      Administration of CAM (from 1998
                                                                      to 2000)

Richard L. Peteka                      Chief             Since        Director of CGM; Chief Financial   N/A             N/A
CAM                                    Financial         2002         Officer and Treasurer of certain
125 Broad Street, 11th Floor           Officer and                    mutual funds affiliated with
New York, NY 10004                     Treasurer                      Citigroup; Director and Head of
Age 42                                                                Internal Control for CAM U.S.
                                                                      Mutual Fund Administration (from
                                                                      1999-2002); Vice President, Head
                                                                      of Mutual Fund Administration
                                                                      and Treasurer at Oppenheimer
                                                                      Capital (from 1996-1999)

Kaprel Ozsolak                         Controller        Since        Vice President of CGM;             N/A             N/A
CAM                                                      2002         Controller of certain funds
125 Broad Street, 11th Floor                                          associated with Citigroup
New York, NY 10004
Age 38

Robert I. Frenkel                      Secretary***      Since        Managing Director and General      N/A             N/A
CAM                                    and Chief Legal   2003         Counsel of Global Mutual Funds
300 First Stamford Place               Officer                        for CAM and its predecessor
4th Floor                                                             (since 1994); Secretary of CFM;
Stamford, CT 06902                                                    Secretary and Chief Legal
Age 48                                                                Officer of mutual funds
                                                                      associated with Citigroup


----------
* EACH DIRECTOR AND OFFICER SERVES UNTIL HIS OR HER SUCCESSOR HAS BEEN DULY ELECTED AND QUALIFIED.

** MR. GERKEN IS AN "INTERESTED PERSON" OF THE COMPANY AS DEFINED IN THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED, BECAUSE MR. GERKEN IS AN OFFICER OF SBFM AND CERTAIN OF ITS AFFILIATES.

***  AS OF NOVEMBER 25, 2003.



           20  SMITH BARNEY SECTOR SERIES INC. | 2003 Annual Report

--------------------------------------------------------------------------------
SMITH BARNEY
FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------


    DIRECTORS                                  INVESTMENT MANAGER

    Herbert Barg                               Smith Barney Fund
    Dwight B. Crane                              Management LLC
    Burt N. Dorsett
    R. Jay Gerken, CFA
      CHAIRMAN                                 DISTRIBUTORS
    Elliot S. Jaffe
    Stephen E. Kaufman                         Citigroup Global Markets Inc.
    Joseph J. McCann                           PFS Distributors, Inc.
    Cornelius C. Rose, Jr.

                                               CUSTODIAN
    OFFICERS
                                               State Street Bank and
    R. Jay Gerken, CFA                           Trust Company
    President and
    Chief Executive Officer
                                               TRANSFER AGENT
    Andrew B. Shoup*
    Senior Vice President and                  Citicorp Trust Bank, fsb.
    Chief Administrative Officer               125 Broad Street, 11th Floor
                                               New York, New York 10004
    Richard L. Peteka
    Chief Financial Officer
    and Treasurer                              SUB-TRANSFER AGENTS

    Kaprel Ozsolak                             PFPC Inc.
    Controller                                 P.O. Box 9699
                                               Providence, Rhode Island
    Robert I. Frenkel                          02940-9699
    Secretary* and
    Chief Legal Officer                        Primerica Shareholder Services
                                               P.O. Box 9662
                                               Providence, Rhode Island
                                               02940-9662






    * AS OF NOVEMBER 25, 2003.

SMITH BARNEY SECTOR SERIES INC.
--------------------------------------------------------------------------------

SMITH BARNEY FINANCIAL SERVICES FUND

The Fund is a separate investment fund of the Smith Barney Sector Series Inc., a Maryland corporation.

This report is submitted for the general information of the shareholders of Smith Barney Sector Series Inc. -- Smith Barney Financial Services Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after January 31, 2004, this report must be accompanied by performance information for the most recently completed calendar quarter.


SMITH BARNEY FINANCIAL SERVICES FUND
Smith Barney Mutual Funds
125 Broad Street
10th Floor, MF-2
New York, New York 10004



For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.


www.smithbarneymutualfunds.com


(C)2003 Citigroup Global Markets Inc.

Member NASD, SIPC

FD02127 12/03                                                          03-5779

ITEM 2.  CODE OF ETHICS.

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         The Board of Directors of the registrant has determined that Dwight Crane, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Crane as the Audit Committee's financial expert. Mr. Crane is an "independent" Director pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.


ITEM 6.  [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.


ITEM 8.  [RESERVED]


ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.


ITEM 10. EXHIBITS.

         (a)      Code of Ethics attached hereto.

                  Exhibit 99.CODE ETH

         (b)      Attached hereto.

                  Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

                  Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

SMITH BARNEY SECTOR SERIES INC.


By:      /s/ R. Jay Gerken
         R. Jay Gerken
         Chief Executive Officer of
         SMITH BARNEY SECTOR SERIES INC.

Date: December 29, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ R. Jay Gerken
         (R. Jay Gerken)
         Chief Executive Officer of
         SMITH BARNEY SECTOR SERIES INC.

Date: December 29, 2003

By:      /s/ Richard L. Peteka
         (Richard L. Peteka)
         Chief Financial Officer of
         SMITH BARNEY SECTOR SERIES INC.

Date: December 29, 2003